Other operating income and expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Analysis of other operating income
Gain on sale and leaseback		$ 65,886	$ 484,827	$ 181,736
Administrative benefits		27,180	9,072
Other income		3,699	2,843	11,419
Other operating income	$ 4,903	96,765	496,742	193,155
Analysis of other operating expenses
Administrative and operational support expenses		562,739	541,826	383,805
Technology and communications		373,394	266,898	173,078
Passenger services		59,261	45,439	23,195
Insurance		54,569	56,414	54,609
Rents of offices, maintenance warehouse and hangar		30,544	33,517	25,889
Disposal of intangible, rotable spare parts, furniture and equipment		11	436	632
Equity transaction costs				22,955
Others		7,922	7,922	13,623
Other operating expenses	$ 55,152	$ 1,088,440	$ 952,452	$ 697,786